Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Listings [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40566
Entity Registrant Name	TABOOLA.COM LTD
Entity Central Index Key	0001840502
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	16 Madison Square West
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
Entity Common Stock, Shares Outstanding	234,031,749
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1281
Auditor Name	KOST FORER GABBAY & KASIERER
Auditor Location	Tel Aviv, Israel
Business Contact [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	16 Madison Square West
Entity Address, Address Line Two	7th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
Contact Personnel Name	Adam Singolda
Contact Personnel Email Address	investors@taboola.com
City Area Code	212
Local Phone Number	206-7633
Ordinary Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	TBLA
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	TBLAW
Security Exchange Name	NASDAQ